Leases (Schedule of Future Minimum Rent to Lessor from Operating Leases) (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Leases [Abstract]
Nine months ending December 31, 2019	$ 109,153
2020	146,830
2021	149,142
2022	144,560
2023	141,915
Thereafter	1,005,068
Total	$ 1,696,668